COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			13 Months Ended
	May 31, 2015	Jan. 01, 2012	Jun. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2012	Jan. 08, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized				40,000,000		40,000,000	40,000,000			40,000,000
Common stock, shares authorized				80,000,000		80,000,000	80,000,000			80,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Sale of stock, shares issued			664,973
Offering costs						$ 43,787
Preferred stock, voting right				The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.		The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.
Preferred stock, shares outstanding				3,000,000		3,000,000	3,000,000
Private Placement [Member]
Class of Stock [Line Items]
Shares issued price per share							$ 1.00
Sale of stock, shares issued				851,000	1,051,000	1,405,141	185,000
Offering costs						$ 10,000
Due to related parties							$ 25,000
Sanovas Ophthalmology LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period								27,000,000
Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		441,177							441,177
Percentage of shares issued		7.50%
Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Percentage of shares issued	7.50%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										3,000,000
Shares issued price per share				$ 0.01		$ 0.01
Preferred stock, shares outstanding				25,000		25,000
Preferred stock, dividend				$ 0		$ 0
Preferred stock, conversion price				$ 0.01		$ 0.01
Proceeds from issuance of preferred stock				$ 15,000,000		$ 15,000,000
Series F Preferred Stock [Member] | Halo Management LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period								3,000,000
Series F Preferred Stock [Member] | Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		5,000
Series F Preferred Stock [Member] | Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued	5,000